Shareholders' Equity	6 Months Ended
Jun. 30, 2025
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 10 — SHAREHOLDERS’ EQUITY

Ordinary shares

The Company was authorized to issue 5,000,000,000 Ordinary Shares with a par value of $0.00001 each. On July 15, 2024, the Company effected a 1-for-4 forward split of its Ordinary Shares. As a result, the authorized share capital of the Company is US$50,000 divided into 20,000,000,000 Ordinary Shares, par value $0.0000025 per ordinary share. As of June 30, 2025 and December 31, 2024, 23,173,413 and 21,173,413 Ordinary Shares are issued and outstanding, respectively.

Share-based Compensation

On November 28, 2024, the Board of Directors of HUHUTECH International Group Inc. approved and adopted an equity incentive plan (the “2024 Equity Incentive Plan”), which allowed for issuance of up to 2,000,000 Ordinary Shares to employees, non-employee directors, officers and consultants for services rendered to the Company.  On January13, 2025, the Company issued 2,000,000 ordinary shares under 2024 Equity Incentive Plan. The fair value of the shares issued amounted to $8,800,000 based on a $4.4 share price on the approval date.

Statutory reserve and restricted net assets

As stipulated by relevant PRC laws and regulations, the Company’s subsidiaries and affiliated entities in the PRC must take appropriations from after-tax profits to non-distributive funds. These reserves include the general reserve and the development reserve.

The general reserve requires an annual appropriation of 10% of after-tax profits each year-end until the balance reaches 50% of a PRC company’s registered capital. The development reserve is set aside at the Company’s discretion. These reserves can only be used for general enterprise expansion and are not distributable as cash dividends. The general reserve amounted to $343,077 as of June 30, 2025 and December 31, 2024.

Because the Company’s operating subsidiaries in the PRC can only pay distributions out of distributable profits reported in accordance with PRC accounting standards, the Company’s operating subsidiaries in the PRC are restricted from transferring a portion of their net assets to the Company. The restricted amounts include the paid-in capital and statutory reserves of the Company’s entities in the PRC. The aggregate amount of paid-in capital and statutory reserves, which represented the amount of net assets of the Company’s operating subsidiaries in the PRC not available for distribution, was $13,838,422 and $5,038,427 as of June 30, 2025 and December 31, 2024, respectively.